Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
GOODWILL

11. GOODWILL

For the years ended December 31, 2023 and 2024, the changes in the carrying value of goodwill by reporting units are as follows:

RMB
Balance as of January 1, 2023	18,769,688
Additions	29,865,098
Decrease due to deconsolidation of Mengwei	(1,635,431)
Impairment for goodwill of Cook SF	(6,592,220)
Balance as of December 31, 2023 and January 1, 2024	40,407,135
Additions	54,164,199
Impairment for goodwill of Cook SF	(19,776,660)
Impairment for goodwill of Lin	(3,399,342)
Impairment for goodwill of Lishang	(3,212,770)
Impairment for goodwill of Yuli	(3,496,218)
Impairment for goodwill of Yai’s Thai	(32,498,519)
Impairment for goodwill of Yunmao	(5,549,118)
Balance as December 31, 2024	26,638,707

The movement of the impairment for goodwill is as follows:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	(6,592,220)
Current period provision	—	(6,592,220)	(67,932,627)
Balance at the end of the year	—	(6,592,220)	(74,524,847)

Goodwill is not amortized and has been assigned to reporting units for purposes of impairment testing. Our reporting units are our individual operating segments.

The Company performed the impairment test for the goodwill and concluded that the impairment for goodwill of Cook SF, Lin, Lishang, Yuli, Yai’s Thai and Yunmao were noted as December 31, 2024. The impairment for the goodwill as of December 31, 2023 and 2024 was RMB6,592,220 and RMB74,524,847.